Group Accounting Policies	12 Months Ended
Dec. 31, 2024
Group Accounting Policies
Group Accounting Policies

Group Accounting Policies

Basis of accounting and preparation of financial information

The Consolidated Financial Statements have been prepared under the historical cost convention, modified to include revaluation to fair value of certain financial instruments and pension plan assets and liabilities as described below, in accordance with UK-adopted international accounting standards and with the requirements of the Companies Act 2006 as applicable to companies reporting under those standards. The Consolidated Financial Statements also comply fully with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) and International Accounting Standards as adopted by the European Union.

The Consolidated Financial Statements are presented in US dollars, which is the Company’s functional currency.

In preparing their individual financial statements, the accounting policies of some overseas subsidiaries do not conform with IASB-issued IFRSs. Therefore, where appropriate, adjustments are made in order to present the Consolidated Financial Statements on a consistent basis.

New accounting requirements

The following amendments and interpretations have been issued and adopted:

>	amendments to IAS 1 'Presentation of Financial Statements', effective for periods beginning on or after 1 January 2024 - endorsed by the United Kingdom Endorsement Board (UKEB) on 21 July 2023
>	amendments to IFRS 16 'Leases', effective for periods beginning on or after 1 January 2024 - endorsed by the UKEB on 11 May 2023
>	amendments to IAS 7 'Statement of Cash Flows', effective for periods beginning on or after 1 January 2024 - endorsed by the UKEB on 28 November 2023
>	amendments to IFRS 7 'Financial Instruments', effective for periods beginning on or after 1 January 2024 - endorsed by the UKEB on 28 November 2023.

The above amendments and interpretations did not have a significant impact on the Group’s net results, net assets or disclosures.

Employee Benefit Trusts

Following an amendment to the Employee Benefit Trust (EBT) Deed on 10 June 2024, AstraZeneca obtained control and commenced consolidation of the EBT from June 2024. From that date, cash paid on purchases of AstraZeneca Ordinary shares or American Depository Receipts is presented within Financing activities in the Consolidated Statement of Cash Flows.

Basis for preparation of Financial Statements on a going concern basis

The Group has considerable financial resources available. As at 31 December 2024, the Group has $10.4bn in financial resources (cash and cash equivalent balances of $5.5bn and undrawn committed bank facilities of $4.9bn that were available until April 2029), with $2.7bn of borrowings due within one year. These facilities contain no financial covenants, and in January 2025 their maturity was extended to April 2030.

The Group has assessed the prospects of the Group over a period longer than the required 12 months from the date of Board approval of these Consolidated Financial Statements, with no deterioration noted requiring a further extension of this review. The Group’s revenues are largely derived from sales of medicines covered by patents, which provide a relatively high level of resilience and predictability to cash inflows, although government price interventions in response to budgetary constraints are expected to continue to adversely affect revenues in some of our significant markets. The Group, however, anticipates new revenue streams from both recently launched medicines and those in development, and the Group has a wide diversity of customers and suppliers across different geographic areas.

Consequently, the Directors believe that, overall, the Group is well placed to manage its business risks successfully. Accordingly, they continue to adopt the going concern basis in preparing the Annual Report and Financial Statements.

Estimates and judgements

The preparation of the Financial Statements in conformity with generally accepted accounting principles requires management to make estimates and judgements that affect the reported amounts of assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The accounting policy descriptions set out the areas where judgements and estimates need exercising, the most significant of which include the following Key Judgements and Significant Estimates:

>	revenue recognition – see Revenue accounting policy on page 153 and Note 1 on page 160
>	expensing of internal development expenses – see Research and development accounting policy on page 154
>	impairment reviews of Intangible assets – see Note 10 on page 173
>	useful economic life of Intangible assets – see Research and development accounting policy on page 154
>	business combinations and Goodwill – see Business combinations and goodwill accounting policy on page 157
>	litigation liabilities – see Litigation and Environmental Liabilities within Note 30 on page 205
>	operating segments – see Note 6 on page 166
>	employee benefits – see Note 22 on page 190
>	taxation – see Note 30 on page 211.

The Group has assessed the impact of sustainability topics on its financial reporting. This includes an impact assessment on the valuation and useful lives of Intangible assets and the identification and measurement of provisions and contingent liabilities in response to climate and pollution risks.

Sustainability-related opportunities on innovation are integral to the Financial Statements with a key indicator of the Group’s investment being R&D expense. Business conduct and patient safety are both considered as part of our recognition and measurement of provisions and contingent liabilities, noted within sections of Government investigations and proceedings and Product liability litigation as relevant, of Note 30. No material accounting impacts or changes to judgements or other required disclosures were noted.

Key Judgements are those judgements made in applying the Group’s accounting policies that have a material effect on the amounts of assets and liabilities recognised in the Financial Statements.

A Significant Estimate has a significant risk of material adjustment to the carrying amounts of assets and liabilities within the next financial year.

Financial risk management policies are detailed in Note 28 to the Financial Statements from page 194.

AstraZeneca’s management considers the following to be the material accounting policies in the context of the Group’s operations.

Revenue

Revenue comprises Product Sales, Alliance Revenue and Collaboration Revenue.

Revenue excludes inter-company revenues and value-added taxes.

Product Sales

Product Sales represent net invoice value less estimated rebates, returns and chargebacks, which are considered to be variable consideration and include significant estimates. Sales are recognised when the control of the goods has been transferred to a third party. This is usually when title passes to the customer, either on shipment or on receipt of goods by the customer, depending on local trading terms. Revenue is not recognised in full until it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur.

Rebates are amounts payable or credited to a customer, usually based on the quantity or value of Product Sales to the customer for specific products in a certain period. Product Sales rebates, which relate to Product Sales that occur over a period of time, are normally issued retrospectively.

At the time Product Sales are invoiced, rebates and deductions that the Group expects to pay are estimated based upon assumptions developed using contractual terms, historical experience and market-related information. The rebates and deductions are recognised as variable consideration and recorded as a reduction to revenue with an accrual recorded. These rebates typically arise from sales contracts with government payers, third-party managed care organisations, hospitals, long-term care facilities, group purchasing organisations and various state programmes.

In markets where returns are significant, estimates of the quantity and value of goods which may ultimately be returned are accounted for at the point revenue is recognised. Our returns accruals are based on actual experience over the preceding 12 months for established products together with market-related information such as estimated stock levels at wholesalers and competitor activity which we receive via third-party information services. For newly launched products, we use rates based on our experience with similar products or a predetermined percentage.

When a product faces generic competition, particular attention is given to the possible levels of returns and, in cases where the circumstances are such that the level of Product Sales are considered highly probable to reverse, revenues are only recognised when the right of return expires, which is generally on ultimate prescription of the product to patients.

The methodology and assumptions used to estimate rebates and returns are monitored and adjusted regularly in the light of contractual and legal obligations, historical trends, past experience and projected market conditions. Once the uncertainty associated with returns is resolved, revenue is adjusted accordingly.

Under certain collaboration agreements which include a profit sharing mechanism, our recognition of Product Sales depends on which party acts as principal in sales to the end customer. In the cases where AstraZeneca acts as principal, we record 100% of sales to the end customer. In the cases where AstraZeneca does not act as principal, we record the share of gross profits received within Alliance Revenue.

Contracts relating to the supply of certain Vaccines & Immune Therapies medicines relating to the COVID-19 pandemic include conditions whereby payments are receivable from customers in advance of the delivery of product. Such amounts are held on the Statement of Financial Position as contract liabilities until the related revenue is recognised, generally upon product delivery. Certain of these contracts contain further provisions that restrict the use of inventory manufactured in specified supply chains to specified customers, resulting in an enforceable right to payment as the activities are performed. Under IFRS 15 ‘Revenue from Contracts with Customers’, such contracts require revenue to be recognised over time using an appropriate and reasonably measurable method to measure progress. Revenue is recognised on these contracts based on the proportion of product delivered compared to the total contracted volumes.

Certain arrangements include bill-and-hold arrangements under which the Group invoices a customer for a product but retains physical possession of the product until it is transferred to the customer at a point in time in the future. For these types of arrangements, an assessment is made to determine when the performance obligation has been satisfied, which is when control of the product is transferred to the customer. If the customer has obtained control of the product even though that product remains in the Group's physical possession, the performance obligation to transfer a product has been satisfied and Product Sales are recognised. Control is considered to have transferred when the reason for the bill-and-hold arrangement is substantive, the product can be identified separately as belonging to the customer, the product is ready for physical transfer to the customer and AstraZeneca is unable to use or sell the product to another customer.

Alliance Revenue

Alliance Revenue comprises income arising from the ongoing operation of collaborative arrangements related to sales made by collaboration partners, where AstraZeneca is entitled to a share of gross profits, share of revenues or royalties, which are recurring in nature while the collaboration agreement remains in place. Alliance Revenue does not include Product Sales where AstraZeneca is leading commercialisation in a territory, or reimbursement for AstraZeneca-incurred expenses such as R&D or promotion costs, which arise from the license of intellectual property.

The Group periodically enters into transactions where it acquires part of the rights to a product intangible (either on-market or in-process R&D), but for commercial reasons does not act as principal in selling the product to the customer and therefore does not recognise income from the product in the form of Product Sales. This may occur where, for example, a collaboration partner retains the right to commercialise in a specific territory, and has sufficient local control over that commercialisation to book Product Sales, while the Group instead receives a proportion of the value generated by those Product Sales, either in the form of a share of gross profits, a share of revenues or a royalty. This revenue is recognised when the Group's right to receive the share of the collaboration partner’s income is established and can be reliably measured.

Where an out-licensing arrangement meets the definition of a licence agreement, sales royalties are recognised when achieved by applying the royalty exemption under IFRS 15. Where the arrangement meets the definition of a licence agreement, share of gross profits, share of revenues and sales royalties are recognised when achieved by applying the royalty exemption under IFRS 15. All other sales royalties are recognised when considered it is highly probable there will not be a significant reversal of cumulative income. The determination requires estimates to be made in relation to future Product Sales.

Collaboration Revenue

Collaboration Revenue includes income arising from entering into collaborative arrangements where the Group has out-licensed (sold) certain rights associated with products and where AstraZeneca retains a significant ongoing economic interest in the product. Significant interest can include ongoing supply of finished goods, profit sharing arrangements or being principal in the sales of medicines. These collaborations may include development, manufacturing and/or commercialisation arrangements with the collaborator. Income from out-licences may take the form of upfront fees and milestones.

Timing of recognition of clinical and regulatory milestones is considered to be a Key Judgement. There can be significant uncertainty over whether it is highly probable that there would not be a significant reversal of revenue in respect of specific milestones if these are recognised before they are triggered due to them being subject to the actions of third parties. In general, where the triggering of a milestone is subject to the decisions of third parties (e.g. the acceptance or approval of a filing by a regulatory authority), the Group does not consider that the threshold for recognition is met until that decision is made.

Where Collaboration Revenue arises from the licensing of the Group’s own intellectual property, the licences we grant are typically rights to use intellectual property which do not change during the period of the licence and therefore related non-conditional revenue is recognised at the point the licence is granted and variable consideration as soon as recognition criteria are met.

Other performance obligations in the contract might include the supply of product. These arrangements typically involve the receipt of an upfront payment, which the contract attributes to the license of the intangible assets, and ongoing receipts for supply, which the contract attributes to the sale of the product we manufacture. In cases where the transaction has two or more components, we account for the delivered item (for example, the transfer of title to the intangible asset) as a separate unit of account and record revenue on delivery of that component. Where practicable, consideration is allocated to performance obligations on the basis of the standalone selling price of each performance obligation. However, where there is a licence of intellectual property, it is not always possible to establish a reliable estimate of the standalone selling price of the licence as they are unique. Therefore, in these rare situations, the residual approach is used to determine the consideration attributable to the licence.

Where fixed amounts are payable over one year from the effective date of a contract, an assessment is made as to whether a significant financing component exists, and if so, the fair value of this component is deferred and recognised as financing income over the period to the expected date of receipt.

Where control of a right-to-use licence for an intangible asset passes at the outset of an arrangement, revenue is recognised at the point in time control is transferred. Where the substance of a licence arrangement is that of a right-to-access rights attributable to an intangible asset, revenue, in the form of an upfront fee, is recognised over time, normally on a straight-line basis over the life of the contract. Where the Group provides ongoing development services, revenue in respect of this element is recognised over the duration of those services.

Where Collaboration Revenue is recorded and there is a related intangible asset that is licensed as part of the arrangement, an appropriate amount of that intangible asset is charged to Cost of sales based on an allocation of cost or value to the rights that have been licensed.

Cost of sales

Cost of sales are recognised as the associated revenue is recognised. Cost of sales include manufacturing costs, royalties payable on revenues recognised, movements in provisions for inventories, inventory write-offs and impairment charges in relation to manufacturing assets. Cost of sales also includes co-collaborator sharing of profit arising from collaborations, and foreign exchange gains and losses arising from business trading activities.

Research and development

Research expenditure is charged to profit and loss in the year in which it is incurred.

Internal development expenditure is capitalised only if it meets the recognition criteria of IAS 38 ‘Intangible Assets’. This is considered a Key Judgement. Where regulatory and other uncertainties are such that the criteria are not met, the expenditure is charged to profit and loss and this is almost invariably the case prior to approval of the drug by the relevant regulatory authority. Where, however, recognition criteria are met, Intangible assets are capitalised and amortised on a straight-line basis over their useful economic lives from product launch. At 31 December 2024, no amounts have met the recognition criteria.

Payments to in-license products and compounds from third parties for new research and development projects (in process research and development) generally take the form of upfront payments, milestones and royalty payments. Where payments made to third parties represent consideration for future research and development activities, an evaluation is made as to the nature of the payments. Such payments are expensed if they represent compensation for sub-contracted research and development services not resulting in a transfer of intellectual property. By contrast, payments are capitalised if they represent compensation for the transfer of identifiable intellectual property developed at the risk of the third party. Such payments may be made once development or regulatory milestones are met and may also be made on the basis of sales volumes once a product is launched. Development and regulatory milestone payments are capitalised as the milestone is triggered. Sales-related payments are accrued and capitalised with reference to the latest Group sales forecasts for approved indications at the present value of expected future cash flows. Assets capitalised are amortised, on a straight-line basis, over their useful economic lives from product launch.

The determination of useful economic life is considered to be a Key Judgement. On product launch, the Group makes a judgement as to the expected useful economic life with reference to the expiry of associated patents for the product, expectation around the competitive environment specific to the product and our detailed long-term risk-adjusted sales projections compiled annually across the Group and approved by the Board.

The useful economic life can extend beyond patent expiry dependent upon the nature of the product and the complexity of the development and manufacturing process. Significant sales can often be achieved post patent expiration.

Intangible assets

Intangible assets are stated at cost less accumulated amortisation and impairments. Intangible assets relating to products in development are subject to impairment testing annually. All Intangible assets are tested for impairment when there are indications that the carrying value may not be recoverable. The determination of the recoverable amounts includes key estimates which are highly sensitive to, and depend upon, key assumptions as detailed in Note 10 to the Financial Statements from page 172.

Impairment reviews have been carried out on all Intangible assets that are in development (and not being amortised), all major intangible assets acquired during the year and all other intangible assets that have had indicators of impairment during the year. Recoverable amount is determined as the higher of value-in-use or fair value less costs to sell using a discounted cash flow calculation, with the products’ expected cash flows risk-adjusted over their estimated remaining useful economic life. Sales forecasts and specific allocated costs (which have both been subject to appropriate senior management review and approval) are risk-adjusted and discounted using appropriate rates based on our post-tax weighted average cost of capital or for fair value less costs to sell, a required rate of return for a market participant. Our weighted average cost of capital reflects factors such as our capital structure and our costs of debt and equity.

Any impairment losses are recognised immediately in Operating profit. Intangible assets relating to products which fail during development (or for which development ceases for other reasons) are also tested for impairment and are written down to their recoverable amount (which is usually nil).

If, subsequent to an impairment loss being recognised, development restarts or other facts and circumstances change indicating that the impairment is less or no longer exists, the value of the asset is re-estimated and its carrying value is increased to the recoverable amount, but not exceeding the original value, by recognising an impairment reversal in Operating profit.

Government grants

Government grants are recognised in the Consolidated Statement of Comprehensive Income so as to match with the related expenses that they are intended to compensate. Where grants are received in advance of the related expenses, they are initially recognised in the Consolidated Statement of Financial Position under Trade and other payables as deferred income and released to net off against the related expenditure when incurred.

Each contract is assessed to determine whether there are both grant elements and supply of product which need to be separated. In each case, the contracts set out the specified terms for the supply of the product and the provisions for funding for certain costs, primarily research and development associated with the IP. It is considered whether there are any conditions for the funding to be refunded. The consideration in the contract is allocated between the grant and supply elements. The standalone selling price for the supply of products is determined by reference to observed prices with other customers. The amount allocated as a government grant is determined by reference to the specific agreed costs and activities identified in the contract as not directly attributable to the supply of product. Government grants are recorded as an offset to the relevant expense in the Consolidated Statement of Comprehensive Income and are capped to match the relevant costs incurred.

Other operating income and expense

Other operating income and expense is generated from activities outside of the Group’s normal course of business, which includes Other income from divestments of or full out-license of assets and businesses including royalties and milestones where the Group does not retain a significant continued interest. Where the arrangement meets the definition of a licence agreement, sales milestones and sales royalties are recognised when achieved by applying the royalty exemption under IFRS 15 ‘Revenue from Contracts with Customers’. All other milestones and sales royalties are recognised when it is considered highly probable that there will not be a significant reversal of cumulative income. The determination requires estimates to be made in relation to future Product Sales.

Joint arrangements and associates

The Group has arrangements over which it has joint control and which qualify as joint operations or joint ventures under IFRS 11 ‘Joint Arrangements’. For joint operations, the Group recognises its share of revenue that it earns from the joint operations and its share of expenses incurred. The Group also recognises the assets associated with the joint operations that it controls and the liabilities it incurs under the joint arrangement. For joint ventures and associates, the Group recognises its interest in the joint venture or associate as an investment and uses the equity method of accounting.

Employee benefits

The Group accounts for pensions and other employee benefits (principally healthcare) under IAS 19 ‘Employee Benefits’. In respect of defined benefit plans, obligations are determined using the projected unit credit method and are discounted to present value by reference to market yields on high-quality corporate bonds, while plan assets are measured at fair value. Given the extent of the assumptions used to determine the value of scheme assets and scheme liabilities, these are considered to be significant estimates. The operating and financing costs of such plans are recognised separately in profit and loss; current service costs are spread systematically over the lives of employees and financing costs are recognised in full in the periods in which they arise. Remeasurements of the net defined benefit pension liability, including actuarial gains and losses, are recognised immediately in Other comprehensive income.

Where the calculation results in a surplus to the Group, the recognised asset is limited to the present value of any available future refunds from the plan or reductions in future contributions to the plan subject to consideration of the effect any minimum funding requirement for future service has on the benefit available as a reduction in future contributions.

Payments to defined contribution plans are recognised in profit and loss as they fall due.

Taxation

The current tax payable is based on taxable profit for the year. Taxable profit differs from reported profit because taxable profit excludes items that are either never taxable or tax deductible or items that are taxable or tax deductible in a different period. The Group's current tax assets and liabilities are calculated using tax rates that have been enacted or substantively enacted by the reporting date. Current tax includes the Group's charge for any Pillar Two income taxes.

Deferred tax is provided using the balance sheet liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax liabilities are recognised unless they arise from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. Deferred tax liabilities are not recognised to the extent they arise from the initial recognition of non-tax deductible goodwill. Deferred tax assets are recognised to the extent that there are future taxable temporary differences or it is probable that future taxable profit will be available against which the asset can be utilised. This requires judgements to be made in respect of the availability of future taxable income.

The Group applies the exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 ‘Income Taxes’ issued in May 2023.

No deferred tax asset or liability is recognised in respect of temporary differences associated with investments in subsidiaries and branches where the Group is able to control the timing of reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.

The Group's deferred tax assets and liabilities are calculated using tax rates that are expected to apply in the period when the liability is settled or the asset realised based on tax rates that have been enacted or substantively enacted by the reporting date. Deferred tax liabilities relating to assets recognised because of a business combination which may qualify for intellectual property incentives are measured at the relevant statutory tax rate. Deferred tax assets and liabilities are offset in the Consolidated Statement of Financial Position if, and only if, the taxable entity has a legally enforceable right to set off current tax assets and liabilities, and the Deferred tax assets and liabilities relate to taxes levied by the same taxation authority on the same taxable entity.

Liabilities for uncertain tax positions require management to make judgements of potential exposures in relation to tax audit issues. Tax benefits are not recognised unless the tax positions will probably be accepted by the tax authorities. This is based upon management's interpretation of applicable laws and regulations and the expectation of how the tax authority will resolve the matter. Once considered probable of not being accepted, management reviews each material tax benefit and reflects the effect of the uncertainty in determining the related taxable result.

Liabilities for uncertain tax positions are measured using either the most likely amount or the expected value amount depending on which method the entity expects to better predict the resolution of the uncertainty.

Further details of the estimates and assumptions made in determining our recorded liability for transfer pricing contingencies and other tax contingencies are included in Note 30 to the Financial Statements from page 211.

Share-based payments

All plans have been classified as equity settled after assessment. The grant date fair value of the market-based performance elements of employee share plan awards is calculated using a modified Monte Carlo model, with other elements at market price. In accordance with IFRS 2 ‘Share-based Payment’, the resulting cost is recognised in profit on a straight-line basis over the vesting period of the awards. The value of the charge is adjusted to reflect expected and actual levels of awards vesting, except where the failure to vest is as a result of not meeting a market condition. Cancellations of equity instruments are treated as an acceleration of the vesting period and any outstanding charge is recognised in profit immediately.

Cash outflows relating to the purchase of shares by consolidated Employee Benefit Trusts (EBTs) relating to the vesting of share plans are recognised within financing activities. Cash outflows relating to the employer and employee taxes paid on vesting of share plans are recognised in operating activities as they relate to employee remuneration. The cash flows relating to replacement awards issued to employees as part of the Alexion acquisition are classified within investing activities, as they are part of the aggregate cash flows arising from obtaining control of the subsidiary.

Property, plant and equipment

The Group’s policy is to depreciate the difference between the cost of each item of Property, plant and equipment and its residual value over its estimated useful life on a straight-line basis. Assets under construction are not depreciated until the asset is available for use, at which point the asset is transferred into either Land and buildings or Plant and equipment, and depreciated over its estimated useful economic life.

Reviews are made annually of the estimated remaining lives and residual values of individual productive assets, taking account of commercial and technological obsolescence as well as normal wear and tear. It is impractical to calculate average asset lives exactly. However, the useful economic lives range from approximately 10 to 50 years for buildings, and three to 15 years for plant and equipment. All items of Property, plant and equipment are tested for impairment when there are indications that the carrying value may not be recoverable. Any impairment losses are recognised immediately in Operating profit.

Leases

The Group’s lease arrangements are principally for property, most notably a portfolio of office premises and employee accommodation, and for a global car fleet, utilised primarily by our sales and marketing teams.

The lease liability and corresponding right-of-use asset arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

>	fixed payments, less any lease incentives receivable
>	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date
>	the exercise price of a purchase option if the Group is reasonably certain to exercise that option
>	payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option, and
>	amounts expected to be payable by the Group under residual value guarantees.

Right-of-use assets are measured at cost comprising the following:

>	the amount of the initial measurement of lease liability
>	any lease payments made at or before the commencement date less any lease incentives received
>	any initial direct costs, and
>	restoration costs.

Judgements made in calculating the lease liability include assessing whether arrangements contain a lease and determining the lease term. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Property leases will often include an early termination or extension option to the lease term. Fleet management policies vary by jurisdiction and may include renewal of a lease until a measurement threshold, such as mileage, is reached. Extension and termination options have been considered when determining the lease term, along with all facts and circumstances that may create an economic incentive to exercise an extension option, or not exercise a termination option. Extension periods (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

The lease payments are discounted using incremental borrowing rates, as in the majority of leases held by the Group the interest rate implicit in the lease is not readily identifiable. Calculating the discount rate is an estimate made in calculating the lease liability. This rate is the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions. To determine the incremental borrowing rate, the Group uses a risk-free interest rate adjusted for credit risk, adjusting for terms specific to the lease including term, country and currency.

The Group is exposed to potential future increases in variable lease payments that are based on an index or rate, which are initially measured as at the commencement date, with any future changes in the index or rate excluded from the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between principal and finance cost. The finance cost is charged to the Consolidated Statement of Comprehensive Income over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Payments associated with short-term leases of Property, plant and equipment and all leases of low-value assets are recognised on a straight-line basis as an expense in the Consolidated Statement of Comprehensive Income. Short-term leases are leases with a lease term of 12 months or less. Low-value leases are those where the underlying asset value, when new, is $5,000 or less and includes IT equipment and small items of office furniture.

Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative standalone prices.

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life. It is impractical to calculate average asset lives exactly. However, the total lives range from approximately 10 to 50 years for buildings, and three to 15 years for motor vehicles and other assets.

There are no material lease agreements under which the Group is a lessor.

Business combinations and goodwill

In assessing whether an acquired set of assets and activities is a business or an asset, management will first elect whether to apply an optional concentration test to simplify the assessment. Where the concentration test is applied, the acquisition will be treated as the acquisition of an asset if substantially all of the fair value of the gross assets acquired (excluding cash and cash equivalents, deferred tax assets, and related goodwill) is concentrated in a single asset or group of similar identifiable assets.

Where the concentration test is not applied, or is not met, a further assessment of whether the acquired set of assets and activities is a business will be performed.

The determination of whether an acquired set of assets and activities is a business or an asset can be judgemental, particularly if the target is not producing outputs. Management uses a number of factors to make this determination, which are primarily focused on whether the acquired set of assets and activities include substantive processes that mean the set is capable of being managed for the purpose of providing a return. Key determining factors include the stage of development of any assets acquired, the readiness and ability of the acquired set to produce outputs and the presence of key experienced employees capable of conducting activities required to develop or manufacture the assets. Typically, the specialised nature of many pharmaceutical assets and processes is such that until assets are substantively ready for production and promotion, there are not the required processes for a set of assets and activities to meet the definition of a business in IFRS 3 ‘Business Combinations’.

On the acquisition of a business, fair values are attributed to the identifiable assets and liabilities. Attributing fair values is a judgement. Contingent liabilities are also recorded at fair value unless the fair value cannot be measured reliably, in which case the value is subsumed into goodwill. Where fair values of acquired contingent liabilities cannot be measured reliably, the assumed contingent liability is not recognised but is disclosed in the same manner as other contingent liabilities.

Where not all of the equity of a subsidiary is acquired, the non-controlling interest is recognised either at fair value or at the non-controlling interest’s proportionate share of the net assets of the subsidiary, on a case-by-case basis. Put options over non-controlling interests are recognised as a financial liability, with a corresponding entry in either Retained earnings or against non-controlling interest reserves on a case-by-case basis.

The timing and amount of future contingent elements of consideration is an estimate. Contingent consideration, which may include development and launch milestones, revenue threshold milestones and revenue-based royalties, is fair valued at the date of acquisition using decision-tree analysis with key inputs including probability of success, consideration of potential delays and revenue projections based on the Group’s internal forecasts. Unsettled amounts of consideration are held at fair value within payables with changes in fair value recognised immediately in profit.

Goodwill is the difference between the fair value of the consideration and the fair value of net assets acquired.

Goodwill arising on acquisitions is capitalised and subject to an impairment review, both annually and when there is an indication that the carrying value may not be recoverable.

The Group’s policy up to and including 1997 was to eliminate Goodwill arising upon acquisitions against reserves. Under IFRS 1 ‘First-time Adoption of International Financial Reporting Standards’ and IFRS 3 ‘Business Combinations’, such Goodwill will remain eliminated against reserves.

Subsidiaries

A subsidiary is an entity controlled, directly or indirectly, by AstraZeneca PLC. Control is regarded as the exposure or rights to the variable returns of the entity when combined with the power to affect those returns. Control is normally evidenced by holding more than 50% of the share capital of the company, however other agreements may be in place that result in control where they give AstraZeneca finance decision-making authority over the relevant activities of the company.

The financial results of subsidiaries are consolidated from the date control is obtained until the date that control ceases.

Inventories

Inventories are stated at the lower of cost and net realisable value. The first in, first out or an average method of valuation is used. For finished goods and work in progress, cost includes directly attributable costs and certain overhead expenses (including depreciation). Selling expenses and certain other overhead expenses (principally central administration costs) are excluded. Net realisable value is determined as estimated selling price less all estimated costs of completion and costs to be incurred in selling and distribution.

Write-downs of inventory occur in the general course of business and are recognised in Cost of sales for launched or approved products and in Research and development expense for products in development.

Assets held for sale

Non-current assets are classified as Assets held for sale when their carrying amount is to be recovered principally through a sale transaction and a sale is considered highly probable. A sale is considered highly probable only when the appropriate level of management has committed to the sale.

Assets held for sale are stated at the lower of carrying amount and fair value less costs to sell. Where there is a partial transfer of a non-current asset to held for sale, an allocation of value is made between the current and non-current portions of the asset based on the relative value of the two portions, unless there is a methodology that better reflects the asset to be disposed of.

Assets held for sale are neither depreciated nor amortised.

Trade and other receivables

Financial assets included in Trade and other receivables are recognised initially at fair value. The Group holds the Trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortised cost using the effective interest method, less any impairment, based on expected credit losses.

Trade receivables that are subject to debt factoring arrangements are derecognised if they meet the conditions for derecognition detailed in IFRS 9 ‘Financial Instruments’.

Trade and other payables

Financial liabilities included in Trade and other payables are recognised initially at fair value. Subsequent to initial recognition they are measured at amortised cost using the effective interest method. Contingent consideration payables are held at fair value within Level 3 of the fair value hierarchy as defined in Note 12.

Financial instruments

The Group’s financial instruments include Lease liabilities, Trade and other receivables and payables, liabilities for contingent consideration and put options under business combinations, and rights and obligations under employee benefit plans which are dealt with in specific accounting policies.

The Group’s other financial instruments include:

>	Cash and cash equivalents
>	Fixed deposits
>	Other investments
>	Bank and other borrowings
>	Derivatives.

Cash and cash equivalents

Cash and cash equivalents comprise cash in hand, current balances with banks and similar institutions, and highly liquid investments with maturities of three months or less when acquired. They are readily convertible into known amounts of cash and are held at amortised cost under the hold to collect classification, where they meet the hold to collect ‘solely payments of principal and interest’ test criteria under IFRS 9 ‘Financial Instruments’. Those not meeting these criteria are held at fair value through profit or loss. Cash and cash equivalents in the Consolidated Statement of Cash Flows include unsecured bank overdrafts at the balance sheet date where balances often fluctuate between a cash and overdraft position.

Fixed deposits

Fixed deposits, principally comprising funds held with banks and other financial institutions, are initially measured at fair value, plus direct transaction costs, and are subsequently measured at amortised cost using the effective interest method at each reporting date. Changes in carrying value are recognised in the Consolidated Statement of Comprehensive Income.

Other investments

Investments are classified as fair value through profit or loss (FVPL), unless the Group makes an irrevocable election at initial recognition for certain non-current equity investments to present changes in Other comprehensive income (FVOCI). If this election is made, there is no subsequent reclassification of fair value gains and losses to profit and loss following the derecognition of the investment.

Bank and other borrowings

The Group uses derivatives, principally interest rate swaps, to hedge the interest rate exposure inherent in a portion of its fixed interest rate debt. In such cases the Group will either designate the debt as FVPL when certain criteria are met or as the hedged item under a fair value hedge.

If the debt instrument is designated as FVPL, the debt is initially measured at fair value (with direct transaction costs being included in profit and loss as an expense) and is remeasured to fair value at each reporting date with changes in carrying value being recognised in profit and loss (along with changes in the fair value of the related derivative), with the exception of changes in the fair value of the debt instrument relating to own credit risk which are recorded in Other comprehensive income in accordance with IFRS 9 ‘Financial Instruments’. Such a designation has been made where this significantly reduces an accounting mismatch which would result from recognising gains and losses on different bases.

If the debt is designated as the hedged item under a fair value hedge, the debt is initially measured at fair value (with direct transaction costs being amortised over the life of the debt) and is remeasured for fair value changes in respect of the hedged risk at each reporting date with changes in carrying value being recognised in profit and loss (along with changes in the fair value of the related derivative).

If the debt is designated in a cash flow hedge, the debt is measured at amortised cost (with gains or losses taken to profit and loss and direct transaction costs being amortised over the life of the debt). The related derivative is remeasured for fair value changes at each reporting date with the portion of the gain or loss on the derivative that is determined to be an effective hedge recognised in Other comprehensive income. The amounts that have been recognised in Other comprehensive income are reclassified to profit and loss in the same period that the hedged forecast cash flows affect profit. The reclassification adjustment is included in Finance expense in the Consolidated Statement of Comprehensive Income.

Other interest-bearing loans are initially measured at fair value (with direct transaction costs being amortised over the life of the loan) and are subsequently measured at amortised cost using the effective interest method at each reporting date. Changes in carrying value are recognised in the Consolidated Statement of Comprehensive Income.

Derivatives

Derivatives are initially measured at fair value (with direct transaction costs being included in profit and loss as an expense) and are subsequently remeasured to fair value at each reporting date. Changes in carrying value of derivatives not designated in hedging relationships are recognised in profit and loss.

The Group has agreements with some bank counterparties whereby the parties agree to post cash collateral, for the benefit of the other, equivalent to the market valuation of all of the derivative positions above a predetermined threshold. Cash collateral received from counterparties is included within current Interest-bearing loans and borrowings within the Consolidated Statement of Financial Position. Cash collateral pledged to counterparties is recognised as a financial asset and is included in current Other investments within the Consolidated Statement of Financial Position. Cash collateral received is included in Movement in short-term borrowings within financing activities in the Consolidated Statement of Cash Flows. Cash collateral paid is included in Movements in short-term investments within investing activities in the Consolidated Statement of Cash Flows. The cash flow presentation of cash paid and received follows the Consolidated Statement of Financial Position presentation of the financial asset and financial liability that is recognised from posting the collateral.

Foreign currencies

Foreign currency transactions, being transactions denominated in a currency other than an individual Group entity’s functional currency, are translated into the relevant functional currencies of individual Group entities at average rates for the relevant monthly accounting periods, which approximate to actual rates.

Monetary assets and liabilities arising from foreign currency transactions are retranslated at exchange rates prevailing at the reporting date. Exchange gains and losses on loans and on short-term foreign currency borrowings and deposits are included within Finance expense. Exchange differences on all other foreign currency transactions are recognised in Operating profit in the individual Group entity’s accounting records.

Non-monetary items arising from foreign currency transactions are not retranslated in the individual Group entity’s accounting records.

In the Consolidated Financial Statements, income and expense items for Group entities with a functional currency other than US dollars are translated into US dollars at average exchange rates, which approximate to actual rates, for the relevant accounting periods. Assets and liabilities are translated at the US dollar exchange rates prevailing at the reporting date. Exchange differences arising on consolidation are recognised in Other comprehensive income.

If certain criteria are met, non-US dollar-denominated loans or derivatives are designated as net investment hedges of foreign operations. Exchange differences arising on retranslation of net investments, and of foreign currency loans which are designated in an effective net investment hedge relationship, are recognised in Other comprehensive income in the Consolidated Financial Statements. Foreign exchange derivatives hedging net investments in foreign operations are carried at fair value. Effective fair value movements are recognised in Other comprehensive income, with any ineffectiveness taken to profit. Gains and losses accumulated in the translation reserve will be recycled to profit and loss when the foreign operation is sold.

Provisions

Provisions are recognised when there is either a legal or constructive present obligation as a result of a past event, it is probable that an outflow of economic resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are discounted at the relevant pre-tax discount rate. Where provisions are discounted, the increase in the provision resulting from the passage of time is recognised as a finance cost.

Litigation and environmental liabilities

AstraZeneca is involved in legal disputes, the settlement of which may involve cost to the Group. A provision is made where an adverse outcome is probable and associated costs, including related legal costs, can be estimated reliably. Determining the timing of recognition of when an adverse outcome is probable is considered a Key Judgement, refer to Note 30 to the Financial Statements on page 205.

Where it is considered that the Group is more likely than not to prevail, or in the extremely rare circumstances where the amount of the legal liability cannot be estimated reliably, legal costs involved in defending the claim are charged to the Consolidated Statement of Comprehensive Income as they are incurred.

Where it is considered that the Group has a valid contract which provides the right to reimbursement (from insurance or otherwise) of legal costs and/or all or part of any loss incurred or for which a provision has been established, the amount expected to be received is recognised as an asset only when it is virtually certain.

AstraZeneca is exposed to environmental liabilities relating to its past operations, principally in respect of soil and groundwater remediation costs. Provisions for these costs are made when there is a present obligation and where it is probable that expenditure on remedial work will be required and a reliable estimate can be made of the cost.

Restructuring

Restructuring costs are incurred in programmes that are planned and controlled by the Group which materially change either the scope of a business undertaken by the Group, or the manner in which that business is conducted.

A provision for restructuring costs is recognised when a detailed formal plan is in place and has either been announced to those affected or has started to be implemented. The general recognition criteria for provisions must also be met, as described in the Provisions policy.

Impairment

The carrying values of non-financial assets, other than Inventories and Deferred tax assets, are reviewed at least annually to determine whether there is any indication of impairment. For Goodwill, Intangible assets under development and for any other assets where such indication exists, the asset’s recoverable amount is estimated based on the greater of its value in use and its fair value less cost to sell. In assessing the recoverable amount, the estimated future cash flows, adjusted for the risks associated with the probability of success specific to each asset, as well as inflationary impacts, are discounted to their present value using a nominal discount rate that reflects current market assessments of the time value of money, the general risks affecting the pharmaceutical industry and other risks specific to each asset. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash flows of other assets. Impairment losses are recognised immediately in the Consolidated Statement of Comprehensive Income.

Applicable accounting standards and interpretations issued but not yet adopted

At the date of authorisation of these Financial Statements, certain new accounting standards and amendments were in issue relating to the following standards and interpretations but not yet adopted by the Group:

>	IFRS 18 ‘Presentation and Disclosure in Financial Statements’ is effective for accounting periods beginning on or after 1 January 2027 and will replace IAS 1 ‘Presentation of Financial Statements’. IFRS 18 sets out new presentation requirements for the Statement of Comprehensive Income, as well as more stringent and additional requirements on the aggregation, disaggregation and categorisation of income and expenses within the Statement of Comprehensive Income. Additionally, alternative performance measures included within the Annual Report which meet the definition of Management-defined Performance Measures are required to be disclosed within the Notes to the Financial Statements.
>	The Group is currently assessing the impact of IFRS 18. It is expected that IFRS 18 will have a significant impact on the presentation of the Consolidated Statement of Comprehensive Income, and may require judgements around aggregation and disaggregation of certain balances, as well as requiring additional disclosures relating to Management-defined Performance Measures, aggregation and disaggregation, and EPS. IFRS 18 is yet to be endorsed by the UKEB and the Group is not seeking to early adopt the standard.

In addition, the following amendment was issued but not yet adopted:

>	amendments to IAS 21 'The Effects of Changes in Foreign Exchange Rates', effective for periods beginning on or after 1 January 2025 - endorsed by the UKEB on 15 July 2024.